United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: Six months ended 03/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2012

Share Class	Ticker
A	FMUUX
Institutional	FMUSX

Federated Municipal Ultrashort Fund

Fund Established 2000

A Portfolio of Federated Fixed Income Securities, Inc.

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2011 through March 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At March 31, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
General Obligation — Local	14.2%
Hospital	13.7%
General Obligation — State	13.6%
Industrial Development/Pollution Control	12.6%
Electric & Gas	11.9%
Transportation	5.4%
Education	4.9%
Public Power	4.4%
Special Tax	4.1%
Single Family Housing	4.1%
Other[2]	11.6%
Other Assets and Liabilities — Net[3]	(0.5)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 88.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

March 31, 2012 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 73.5%
	Alabama – 2.1%
$2,500,000	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 3.00%, 6/1/2014	2,596,925
1,000,000	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 4.00%, 6/1/2015	1,080,640
3,545,000	Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	3,573,501
2,500,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2012	2,510,350
6,000,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2013	6,305,160
3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,288,794
4,095,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2012	4,111,953
3,485,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2013	3,662,247
3,515,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2013	3,625,055
2,440,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 4.00%, 7/1/2012	2,463,180
39,675,000	Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)(Series B) ARS (Assured Guaranty Corp. INS), 0.25%, 4/6/2012	39,675,000
4,640,000	Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	4,617,125
2,250,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 4.00%, 2/15/2013	2,322,945
	TOTAL	80,832,875
	Alaska – 0.3%
7,125,000	Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2014	7,622,753
4,000,000	Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2016	4,504,240
	TOTAL	12,126,993
Semi-Annual Shareholder Report

Principal Amount		Value
	Arizona – 1.0%
$8,000,000	Arizona Health Facilities Authority, Variable Rate Health Facility Revenue Bonds (Series 2009E), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	8,093,040
1,000,000	Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2012	1,022,600
5,000,000	Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2014	5,466,450
1,840,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2012	1,862,393
1,000,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2012	1,019,160
2,135,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Refunding Bonds (Series 2009A), 4.00%, 10/1/2012	2,175,907
10,000,000	Coconino County, AZ Pollution Control Corp., PCRBs (Series 1994A), 3.625% TOBs (Arizona Public Service Co.), Mandatory Tender 7/13/2013	10,230,000
2,500,000	Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2009A), 5.00% (Catholic Healthcare West), 7/1/2012	2,527,199
1,000,000	Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2012	1,012,140
1,500,000	Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2013	1,581,855
2,000,000	Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2014	2,183,380
	TOTAL	37,174,124
	Arkansas – 0.5%
15,000,000	Arkansas State, Federal Highway Grant Anticipation & Tax Revenue Refunding Bonds (GO)(Series 2010), 4.00%, 8/1/2012	15,191,850
2,295,000	Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2013	2,383,748
775,000	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	776,472
	TOTAL	18,352,070
	California – 7.3%
10,415,000	California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 0.99% (Loyola Marymount University), 10/1/2015	10,428,019
3,770,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	3,754,204
4,715,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2008B), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,664,031
Semi-Annual Shareholder Report

Principal Amount		Value
$4,715,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2008C), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,695,244
2,650,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.00% (St. Joseph Health System), 7/1/2012	2,673,717
3,865,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	4,037,418
3,800,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	4,128,814
6,000,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009C), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	6,068,640
11,290,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	11,419,158
10,000,000	California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,900,700
82,145,000	California Municipal Finance Authority, Revenue Bonds, 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 7/2/2012	82,145,000
3,200,000	California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	3,336,704
5,000,000	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	5,000,000
20,000,000	California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010A), 0.70% TOBs (Republic Services, Inc.), Mandatory Tender 5/1/2012	19,999,200
4,000,000	California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010B), 0.50% TOBs (Republic Services, Inc.), Mandatory Tender 5/1/2012	4,000,000
7,500,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2012	7,531,425
30,250,000	California State, (Series A-2), 2.00% RANs, 6/26/2012	30,373,420
30,000,000	California State, GO Refunding Bonds, 3.00%, 9/1/2013	31,118,400
2,625,000	California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,866,290
8,250,000	California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2014	8,893,912
11,000,000	California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2015	12,221,990
4,000,000	Long Beach CCD, CA, BANs (Series 2010A), 9.85%, 1/15/2013	4,295,840
4,200,000	San Bernardino County, CA Transportation Authority, Sales Tax Revenue Notes (Series 2009A), 4.00%, 5/1/2012	4,213,650
Semi-Annual Shareholder Report

Principal Amount		Value
$2,000,000	San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00% (San Diego, CA Wastewater System), 5/15/2012	2,012,220
	TOTAL	280,777,996
	Colorado – 1.2%
100,000	Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	100,363
4,100,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,539,561
25,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/8/2012	25,714,500
15,430,000	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Term Rate Bonds)(Series 2011A), 2.91% TOBs, Mandatory Tender 9/1/2014	15,440,492
	TOTAL	45,794,916
	Connecticut – 1.0%
12,000,000	Connecticut Development Authority, PCR Refunding Bonds (Series 2011B), 1.25% TOBs (Connecticut Light & Power Co.), Mandatory Tender 9/3/2013	12,084,360
6,500,000	Connecticut Development Authority, PCR Bonds (Series 1996A), 1.25% TOBs (Connecticut Light & Power Co.), Mandatory Tender 4/2/2012	6,500,130
4,020,000	Connecticut State, Economic Recovery UT GO Notes, 5.00%, 1/1/2014	4,341,922
15,585,000	Connecticut State, UT GO Bonds (Series 2011C), 0.84%, 5/15/2016	15,583,909
	TOTAL	38,510,321
	Delaware – 0.3%
4,000,000	Delaware EDA, PCR Refunding Bonds (Series 2000C), 1.80% TOBs (Delmarva Power and Light Co.), Mandatory Tender 6/1/2012	4,005,240
6,000,000	Delaware EDA, PCR Refunding Bonds (Series 2000C), 2.30% TOBs (Delmarva Power and Light Co.), Mandatory Tender 6/1/2012	6,011,400
	TOTAL	10,016,640
	District of Columbia – 1.7%
10,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.79%, 12/1/2015	10,000,000
13,285,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.94%, 12/1/2017	13,284,734
10,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.79%, 12/1/2015	10,000,000
2,550,000	District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2012	2,550,332
Semi-Annual Shareholder Report

Principal Amount			Value
$3,000,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2013	3,121,980
15,150,000		District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-1), 0.67% TOBs, Mandatory Tender 6/1/2015	15,151,060
12,000,000		District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-2), 0.77% TOBs, Mandatory Tender 6/1/2016	12,001,200
		TOTAL	66,109,306
		Florida – 3.9%
54,610	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	10,916
25,845,000	[2]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2010A-3), 1.94%, 6/1/2013	25,998,778
30,000,000	[2]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2011A-3), 1.84% (Assured Guaranty Municipal Corp. INS), 6/1/2014	30,393,300
7,500,000		Escambia County, FL Solid Waste Disposal, Revenue Bonds (First Series 2009), 1.35% TOBs (Gulf Power Co.), Mandatory Tender 6/2/2015	7,491,375
14,000,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2011A), 5.00% (Florida State), 6/1/2014	15,385,720
7,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2012	7,167,930
12,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 0.94%, 10/1/2012	12,019,200
5,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.29%, 10/1/2014	5,019,550
6,250,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/3/2014	6,323,250
4,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2014	4,052,800
15,000,000		Miami-Dade County, FL School Board, COP (Series 2011A), 5.00% TOBs, Mandatory Tender 5/1/2014	16,002,750
5,200,000		Miami-Dade County, FL School Board, COP (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	5,727,384
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2009), 5.00% (Orlando Health, Inc.), 10/1/2013	2,103,640
10,225,000		St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC INS), 0.52%, 4/6/2012	10,225,000
		TOTAL	147,921,593
Semi-Annual Shareholder Report

Principal Amount		Value
	Georgia – 2.4%
$500,000	Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 4.00%, 1/1/2015	538,780
1,000,000	Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	1,106,310
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2012	3,063,840
3,875,000	Burke County, GA Development Authority, (Series 2008G), 0.90% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	3,875,000
11,000,000	Burke County, GA Development Authority, PCRBs (Fourth Series 1994), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	11,059,400
9,000,000	Burke County, GA Development Authority, PCRBs (Fourth Series 1995), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	9,048,600
13,000,000	Burke County, GA Development Authority, PCRBs (Second Series 2008), 1.40% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2015	13,022,490
4,000,000	Burke County, GA Development Authority, PCRBs (Series 1995), 2.30% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	4,104,880
17,335,000	Burke County, GA Development Authority, PCRBs (Series 2011A), 2.50% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	17,620,507
4,500,000	Cobb County, GA Development Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2014	4,542,435
3,750,000	Decatur County-Bainbridge, GA IDA, Revenue Bonds, 3.00% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC), Mandatory Tender 6/1/2013	3,777,675
4,000,000	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	4,032,400
5,850,000	Gwinnett County, GA Water and Sewer Authority, Revenue Bonds, 5.00% (United States Treasury PRF 8/1/2012@100)/(Original Issue Yield: 5.10%), 8/1/2020	5,943,191
700,000	Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	701,680
2,010,000	Monroe County, GA Development Authority, (Series 2012A), 0.90% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	2,009,839
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2014	1,074,590
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2015	1,109,190
2,300,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2012	2,348,668
1,400,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2013	1,478,946
	TOTAL	90,458,421
Semi-Annual Shareholder Report

Principal Amount		Value
	Illinois – 2.7%
$10,325,000	Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	11,219,764
8,825,000	Chicago, IL, Refunding UT GO Bonds (2005A), 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2013	9,127,080
4,000,000	Illinois Finance Authority - Solid Waste, 1.125% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2012	4,012,320
4,000,000	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.125% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	4,044,480
1,260,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2015	1,342,568
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2016	1,062,870
4,530,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	4,782,366
4,010,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,139,483
12,705,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2015	13,910,323
4,975,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	5,617,472
9,530,000	Illinois State, UT GO Bonds (Series A of January 2012), 5.00%, 1/1/2013	9,837,724
5,000,000	Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2014	5,269,900
4,350,000	Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2015	4,659,720
4,000,000	Illinois State, UT GO Bonds (Series March 2012), 5.00%, 3/1/2013	4,156,360
8,000,000	Illinois State, UT GO Refunding Bonds, 5.00%, 1/1/2014	8,537,120
2,300,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2016	2,557,945
5,000,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2017	5,579,400
2,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 4.00%, 6/1/2012	2,010,720
3,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 4.00%, 6/1/2013	3,102,930
	TOTAL	104,970,545
	Indiana – 1.7%
6,025,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2001A-1), 1.50% TOBs (Ascension Health Credit Group), Mandatory Tender 8/1/2014	6,111,459
7,525,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-10), 4.00% TOBs (Ascension Health Subordinate Credit Group), Mandatory Tender 6/1/2016	8,261,698
Semi-Annual Shareholder Report

Principal Amount		Value
$2,750,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-4), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,772,110
10,400,000	Indiana State EDA, (Series A), 0.60% TOBs (Republic Services, Inc.), Mandatory Tender 6/1/2012	10,400,000
7,700,000	Indiana State EDA, (Series B), 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 6/1/2012	7,700,000
2,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2012	2,006,980
1,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 3.00% (Indiana University Health Obligated Group), 3/1/2013	1,019,810
2,250,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 3.00% (Indiana University Health Obligated Group), 3/1/2014	2,326,297
1,500,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 4.00% (Indiana University Health Obligated Group), 3/1/2015	1,607,775
5,000,000	Indiana State Finance Authority, Second Lien Water Utility Revenue Bonds (Series 2011B), 3.00% (Citizens Energy Group), 10/1/2014	5,227,800
15,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	16,890,900
	TOTAL	64,324,829
	Iowa – 0.1%
5,000,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2009F), 5.00% TOBs (Iowa Health System), Mandatory Tender 8/15/2012	5,084,750
	Kansas – 0.2%
180,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.50% (Adventist Health System/Sunbelt Obligated Group), 11/15/2012	183,537
200,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2013	213,914
3,000,000	Olathe, KS, Health Facilities Revenue Bonds (Series 2012B), 2.00% TOBs (Olathe Medical Center), Mandatory Tender 3/1/2017	2,971,320
1,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 4.50% (Via Christi Health System, Inc.), 11/15/2012	1,025,650
2,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 5.00% (Via Christi Health System, Inc.), 11/15/2013	2,131,800
	TOTAL	6,526,221
Semi-Annual Shareholder Report

Principal Amount		Value
	Kentucky – 0.9%
$4,105,000	Kentucky EDFA, (Series A), 0.60% TOBs (Republic Services, Inc.), Mandatory Tender 6/1/2012	4,105,000
6,500,000	Kentucky EDFA, (Series B), 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 6/1/2012	6,500,000
5,835,000	Louisville & Jefferson County, KY Metropolitan Government, PCRBs (Series 2003A), 1.65% TOBs (Louisville Gas & Electric Co.), Mandatory Tender 4/3/2017	5,804,366
4,685,000	Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2012	4,712,876
15,000,000	Owensboro, KY, GO BANs (Series 2009), 3.25%, 7/1/2012	15,082,050
	TOTAL	36,204,292
	Louisiana – 1.3%
21,490,000	East Baton Rouge Sewerage Commission, Revenue Bonds (Series 2011A), 0.97% TOBs, Mandatory Tender 8/1/2014	21,490,860
15,000,000	Louisiana State Gas & Fuels, Tax Second Lien Revenue Bonds (Series 2009A-1), 0.94%, 5/1/2043	15,017,400
3,250,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-1A), 1.60% TOBs (Loop LLC), Mandatory Tender 10/1/2012	3,262,350
10,000,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-2A), 2.12% TOBs (Loop LLC), Mandatory Tender 10/1/2015	10,091,200
	TOTAL	49,861,810
	Maryland – 0.6%
18,830,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (Series 2011B), 1.31% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2016	18,861,635
2,955,000	Maryland State, UT GO Bonds (First Series 2006A), 5.00%, 3/1/2013	3,085,138
	TOTAL	21,946,773
	Massachusetts – 8.0%
5,000,000	Brockton, MA Area Transit Authority, 1.50% RANs, 8/3/2012	5,011,450
10,500,000	Cape Cod, MA Regional Transportation Authority, 1.50% RANs, 7/30/2012	10,525,095
20,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.57%, 2/1/2013	20,025,800
5,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.72%, 2/1/2014	5,003,300
13,815,000	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.59%, 2/1/2015	13,812,928
23,000,000	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.64%, 9/1/2015	23,000,920
15,000,000	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.67%, 2/1/2016	15,000,150
Semi-Annual Shareholder Report

Principal Amount		Value
$4,000,000	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.71%, 9/1/2016	3,999,680
8,000,000	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.67%, 2/1/2014	8,000,000
3,500,000	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.85%, 2/1/2015	3,500,000
7,000,000	Essex, MA North Shore Agricultural & Technical School District, 1.50% BANs, 8/31/2012	7,015,120
11,100,000	Fall River, MA, 1.25% BANs, 7/12/2012	11,126,307
5,000,000	Lowell, MA Regional Transportation Authority, 1.50% RANs, 8/10/2012	5,015,450
6,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2013	6,204,420
30,000,000	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011K-3), 0.84% TOBs (Partners Healthcare Systems), Mandatory Tender 1/30/2014	29,999,700
15,000,000	Massachusetts Development Finance Agency, Variable Rate Revenue Bonds (Series 2011N), 0.69% (Williams College, MA), 7/1/2041	15,023,100
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,002,010
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,023,510
40,000,000	Massachusetts IFA, (Series 1992B), 0.42% CP (New England Power Co.), Mandatory Tender 4/10/2012	39,998,800
2,420,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2013	2,557,069
1,250,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2014	1,369,175
1,000,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2015	1,128,030
6,000,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2013	6,328,920
6,250,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2014	6,822,312
3,250,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2015	3,651,635
2,000,000	Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 3.40% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2012	2,029,260
Semi-Annual Shareholder Report

Principal Amount		Value
$11,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	11,211,530
3,854,000	Merrimack Valley Regional Transit Authority, MA, 1.25% RANs, 6/22/2012	3,858,124
6,150,000	Metrowest Regional Transit Authority, MA, 1.50% RANs, 9/27/2012	6,174,108
5,000,000	Montachusett, MA Regional Transit Authority, 1.50% RANs, 8/10/2012	5,008,400
30,000,000	Pioneer Valley, MA Transit Authority, 1.50% RANs, 7/27/2012	30,082,800
	TOTAL	304,509,103
	Michigan – 2.3%
15,500,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 0.90% TOBs (Ascension Health Credit Group), Mandatory Tender 3/16/2015	15,427,925
5,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 1.50% TOBs (Ascension Health Credit Group), Mandatory Tender 3/1/2017	4,949,250
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2015	2,260,040
6,665,000	Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Credit Group), Mandatory Tender 8/1/2014	6,835,624
8,250,000	Michigan State Strategic Fund, Revenue Bonds, 3.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2013	8,486,363
26,650,000	Michigan Strategic Fund, Adjustable Rate Demand Limited Obligation Refunding Revenue Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	27,069,737
14,770,000	Michigan Strategic Fund, Variable Rate Limited Obligation Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	14,972,792
7,320,000	Monroe County, MI EDC, Adjustable Rate Demand LT Obligation Refunding Revenue Bonds (Series 1992-CC), 2.35% TOBs (Detroit Edison Co.), Mandatory Tender 4/1/2014	7,476,575
	TOTAL	87,478,306
	Minnesota – 0.3%
2,965,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2013	3,047,664
3,020,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2014	3,195,160
6,000,000	Tobacco Securitization Authority, MN, Minnesota Tobacco Settlement Revenue Bonds (Series 2011), 5.00%, 3/1/2016	6,763,920
	TOTAL	13,006,744
Semi-Annual Shareholder Report

Principal Amount		Value
	Mississippi – 0.7%
$6,665,000	Mississippi Business Finance Corp., Revenue Bonds (First Series 2010), 2.25% TOBs (Mississippi Power Co.), Mandatory Tender 1/15/2013	6,714,254
4,000,000	Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 3/3/2014	4,085,560
3,240,000	Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections)/(United States Treasury PRF), 8/1/2012	3,292,197
1,200,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2012	1,219,332
10,000,000	Mississippi State, Refunding UT GO Bonds, 5.50%, 9/1/2012	10,222,900
	TOTAL	25,534,243
	Missouri – 0.1%
580,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 4.00% (St. Louis, MO), 2/15/2013	596,594
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 4.00% (St. Louis, MO), 2/15/2014	1,052,380
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2015	1,099,330
2,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2016	2,229,180
	TOTAL	4,977,484
	Nebraska – 0.1%
200,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2014	209,000
750,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2016	804,248
250,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2015	272,667
500,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2017	560,545
750,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	875,220
	TOTAL	2,721,680
	Nevada – 0.2%
1,500,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 3.00%, 7/1/2012	1,508,925
Semi-Annual Shareholder Report

Principal Amount		Value
$1,750,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 4.00%, 7/1/2013	1,814,505
2,350,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,436,410
	TOTAL	5,759,840
	New Hampshire – 1.3%
28,800,000	New Hampshire Business Finance Authority, (Series 1990B), 0.45% CP (New England Power Co.), Mandatory Tender 4/19/2012	28,799,712
7,000,000	New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.38% CP (New England Power Co.), Mandatory Tender 4/4/2012	6,999,930
5,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,362,200
10,000,000	New Hampshire Business Finance Authority, PCRBs (Series A), 0.50% CP (New England Power Co.), Mandatory Tender 4/9/2012	9,999,900
	TOTAL	51,161,742
	New Jersey – 2.4%
4,625,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	4,680,269
1,000,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 3.375% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	1,014,800
2,543,257	Hopewell Borough, NJ, 1.50% BANs, 10/12/2012	2,553,990
10,000,000	Lyndhurst Township, NJ, 1.75% BANs, 2/15/2013	10,025,100
3,297,500	Lyndhurst Township, NJ, 1.75% BANs, 3/21/2013	3,308,250
3,082,078	Millstone Township, NJ, 2.25% BANs, 9/26/2012	3,092,280
15,500,000	Montclair Township, NJ, 1.50% BANs, 3/8/2013	15,592,845
10,000,000	New Jersey EDA, School Facilities Construction Revenue Refunding Bonds (Series E), 1.89% (New Jersey State), 2/1/2016	10,081,800
1,000,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 4.00% (Meridian Health System Obligated Group), 7/1/2013	1,035,210
1,250,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2014	1,352,037
1,500,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2015	1,659,975
2,000,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2016	2,253,840
Semi-Annual Shareholder Report

Principal Amount			Value
$1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 4.00% (New Jersey State), 6/15/2013	1,042,480
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2014	1,092,920
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2015	2,255,740
12,000,000		Newark, NJ, 3.50% BANs, 12/13/2012	12,077,400
5,985,000		Plainfield, NJ, 1.75% BANs, 9/12/2012	6,002,835
11,354,994		Seaside Heights Borough, NJ, (Series 2012A), 2.00% BANs, 2/1/2013	11,411,655
		TOTAL	90,533,426
		New Mexico – 0.1%
3,000,000		Farmington, NM, PCRBs (Series 1994C), 2.875% TOBs (Arizona Public Service Co.), Mandatory Tender 10/10/2013	3,053,850
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,015,700
		TOTAL	5,069,550
		New York – 8.3%
11,355,000		Amsterdam, NY, 2.00% BANs, 8/9/2012	11,394,288
2,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2012	2,008,240
2,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2013	2,097,580
1,500,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2014	1,631,925
5,000,000		Hamburg, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	5,006,850
10,000,000	[2]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes), 0.87% TOBs (MTA Dedicated Tax Fund), Mandatory Tender 11/1/2014	10,009,100
5,830,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2011A), 4.00% (MTA Dedicated Tax Fund), 11/15/2014	6,335,228
8,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3), 0.94% (MTA Dedicated Tax Fund), 11/1/2017	8,000,000
14,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b), 1.09% (MTA Dedicated Tax Fund), 11/1/2018	14,033,320
15,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c), 1.14% (MTA Dedicated Tax Fund), 11/1/2019	15,040,350
17,770,000		Nassau County, NY, (Series 2011A), 2.50% TANs, 9/30/2012	17,962,804
20,000,000		Nassau County, NY, (Series 2011B), 2.50% TANs, 10/31/2012	20,179,600
Semi-Annual Shareholder Report

Principal Amount		Value
$1,500,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2012	1,509,000
5,900,000	Nassau, NY Health Care Corp., 3.125% RANs (Assured Guaranty Municipal Corp. INS), 12/15/2012	5,998,117
7,325,000	New York City, NY, (Series C-4) ARS (Assured Guaranty Corp. INS), 0.45%, 4/6/2012	7,325,000
5,000,000	New York City, NY, UT GO Bonds (Series 2009H-1), 5.00%, 3/1/2013	5,217,950
5,500,000	New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2015	6,257,515
6,040,000	New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2016	7,036,358
12,395,000	New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2017	14,711,502
7,585,000	New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2014	8,368,455
14,625,000	New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2016	17,037,540
13,275,000	New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2015	15,005,131
10,000,000	New York State Dormitory Authority, Third General Resolution Revenue Bonds (Series 2002B), 5.25% TOBs (State University of New York Educational Facilities)/(United States Treasury PRF), Mandatory Tender 5/15/2012	10,062,000
5,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 2.50% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	5,074,150
4,175,000	New York State Thruway Authority, Revenue Bonds (Series 2011A), 4.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2014	4,466,874
5,000,000	New York State Thruway Authority, Revenue Bonds (Series 2011A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2015	5,647,250
20,000,000	New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2013	20,715,400
10,000,000	New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	11,132,900
5,266,704	Newburgh, NY, (Series 2011C), 4.75% BANs, 6/29/2012	5,270,759
10,000,000	Rockland County, NY, 2.50% RANs, 3/6/2013	10,082,100
10,000,000	Rockland County, NY, 2.50% TANs, 3/6/2013	10,068,200
20,000,000	Suffolk County, NY, (Series 2012-I), 2.00% TANs, 7/12/2012	20,046,400
10,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2015	11,181,900
2,190,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2016	2,514,449
	TOTAL	318,428,235
	North Carolina – 0.3%
2,000,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 5.00%, 12/1/2012	2,064,740
Semi-Annual Shareholder Report

Principal Amount		Value
$1,200,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2013	1,240,044
2,855,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	3,163,454
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,065,200
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2013	1,053,330
2,000,000	North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,080,200
	TOTAL	11,666,968
	Ohio – 3.0%
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,005,110
5,000,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2014	5,473,950
8,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	8,280,080
25,890,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2013	26,028,770
12,150,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 8/1/2012	12,271,986
2,900,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	2,900,232
3,000,000	Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,330,180
13,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011B), 1.49% (University of Dayton), 7/1/2016	13,009,620
4,000,000	Ohio State Water Development Authority, Revenue Bonds, 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2013	4,039,200
1,750,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,795,692
8,250,000	Ohio Waste Development Authority Solid Waste, 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 6/1/2012	8,249,670
5,500,000	Ohio Water Development Authority, PCR Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	5,500,440
Semi-Annual Shareholder Report

Principal Amount		Value
$3,000,000	Ohio Water Development Authority, Solid Waste Revenue Bonds (Series 2004), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,032,610
3,910,000	Richland County, OH, (Series C), 2.50% BANs, 1/9/2013	3,931,740
2,500,000	Richland County, OH, (Series D), 2.50% BANs, 1/9/2013	2,513,900
10,565,000	Toledo, OH, 1.875% BANs, 10/25/2012	10,627,439
2,160,000	Trotwood, OH, 1.25% BANs, 3/13/2013	2,165,141
	TOTAL	114,155,760
	Oklahoma – 1.0%
1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,028,140
1,205,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2013	1,220,786
1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2014	1,022,210
1,500,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2015	1,538,715
4,390,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Midwest City-Del City Public Schools), 3/1/2017	4,623,987
5,345,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2016	5,838,931
2,750,000	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 6/2/2014	2,787,098
17,805,000	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 0.94%, 1/1/2023	17,845,595
3,315,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 4.00% (Broken Arrow Public Schools), 9/1/2015	3,636,721
	TOTAL	39,542,183
	Pennsylvania – 4.6%
13,200,000	Allegheny County, PA HDA, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.24% (UPMC Health System), 5/15/2038	13,201,584
5,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 4.00% (UPMC Health System), 5/15/2012	5,023,400
10,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2013	10,493,200
Semi-Annual Shareholder Report

Principal Amount		Value
$4,125,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,596,611
6,970,000	Allegheny County, PA, GO Bonds (Series C-63), 5.00%, 11/1/2012	7,147,526
7,000,000	Beaver County, PA IDA, PCR Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	7,000,630
10,900,000	Bucks County, PA IDA, Solid Waste Revenue Bonds, 2.875% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	11,057,069
12,500,000	Pennsylvania EDFA, (Series 2010A), 0.60% TOBs (Republic Services, Inc.), Mandatory Tender 7/2/2012	12,500,000
3,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	3,054,060
8,350,000	Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 5.00% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2012	8,414,128
1,500,000	Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,527,030
3,515,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 5/2/2014	3,610,889
3,035,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	3,099,494
19,955,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	20,193,462
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,058,840
3,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2012	3,011,790
7,905,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2013	8,162,150
12,070,000	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2009C), 1.24%, 12/1/2014	12,158,473
2,090,000	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.70%, 6/1/2013	2,087,805
5,000,000	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.80%, 6/1/2014	4,999,900
8,000,000	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011D), 0.54%, 12/1/2013	7,999,920
10,000,000	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011D), 0.74%, 12/1/2014	10,002,400
12,680,000	Philadelphia, PA Gas Works, 1998 General Ordinance (Tenth Series), 3.00%, 7/1/2012	12,743,273
Semi-Annual Shareholder Report

Principal Amount			Value
$2,085,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.97% (Guthrie Healthcare System, PA), 12/1/2017	1,948,850
		TOTAL	175,092,484
		Rhode Island – 0.7%
1,535,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 2.00%, 8/1/2013	1,564,626
2,710,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2014	2,984,713
4,585,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2015	5,206,588
6,970,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 4.00%, 8/1/2013	7,289,853
4,460,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2014	4,912,110
4,700,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2015	5,337,179
		TOTAL	27,295,069
		South Carolina – 0.2%
2,000,000		South Carolina Jobs-EDA, EDRBs (Series 2008), 2.875% (Waste Management, Inc.), 2/1/2015	2,026,180
5,950,000	[2]	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 0.94% TOBs (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,880,147
		TOTAL	7,906,327
		Tennessee – 1.4%
4,500,000		Lewisburg, TN IDB, Solid Waste Disposal Revenue Bonds (Series 2006), 2.50% (Waste Management, Inc.), 7/1/2012	4,509,855
20,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012A), 0.56% TOBs (Vanderbilt University), Mandatory Tender 10/1/2015	20,002,600
23,500,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012B), 0.76% TOBs (Vanderbilt University), Mandatory Tender 10/1/2017	23,497,180
1,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2016	1,160,680
62,520	[1,3,4]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health System, Inc.), 11/1/2011	4,617
57,518	[1,3]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	4,248
Semi-Annual Shareholder Report

Principal Amount			Value
$125,040	[1,3]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	9,234
5,585,000		Tennessee State, GO Bonds (Series 2009A), 4.00%, 5/1/2012	5,603,542
		TOTAL	54,791,956
		Texas – 2.9%
2,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2009A), 4.00%, 11/1/2012	2,042,560
2,780,000		Georgetown, TX ISD, 4.75% TOBs, Mandatory Tender 8/1/2015	3,085,550
3,950,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Revenue Bonds (Series 2007), 2.30% TOBs (BP PLC), Mandatory Tender 9/3/2013	4,041,679
1,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	1,000,050
2,300,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,377,211
3,375,000		Harris County, TX HFDC, (Series A-3) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.45%, 4/5/2012	3,375,000
4,600,000		Harris County, TX HFDC, (Series A-4) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.45%, 4/5/2012	4,600,000
1,770,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2014	1,926,733
3,655,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2015	4,075,873
1,500,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2013	1,592,190
2,000,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2014	2,184,540
2,795,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2015	3,123,133
1,400,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2013	1,486,044
1,340,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2014	1,463,642
2,600,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2015	2,905,240
15,000,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2011B), 5.00% (LCRA Transmission Services Corp.), 5/15/2015	16,918,500
330,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2013	346,770
500,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	542,445
Semi-Annual Shareholder Report

Principal Amount		Value
$1,085,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,205,099
6,655,000	Lubbock, TX HFDC, Variable Rate Refunding Revenue Bonds (Series 2008A), 3.05% TOBs (St. Joseph Health System), Optional Tender 10/16/2012	6,745,375
17,200,000	Mission, TX EDC, Revenue Bonds, 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 7/2/2012	17,200,000
1,000,000	San Antonio, TX Water System, Junior Lien Revenue Refunding Bonds (Series 2010), 3.00%, 5/15/2012	1,003,530
6,415,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2009A), 5.00% (Texas State), 10/1/2012	6,573,130
7,150,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2013	7,665,301
14,060,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010B), 5.00% (Texas State), 10/1/2013	15,073,304
	TOTAL	112,552,899
	Utah – 0.9%
3,300,000	Box Elder County, UT, PCRBs (Series 1984), 1.70% TOBs (Nucor Corp.) Optional Tender 10/1/2012	3,309,636
3,000,000	Intermountain Power Agency, UT, Subordinated Supply Revenue Refunding Bonds (Series 2009A), 5.00%, 7/1/2012	3,036,300
1,400,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2013	1,488,508
9,000,000	Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.375% (United States Steel Corp.), 11/1/2015	9,233,730
5,320,000	Utah State, GO Bonds (Series 2009C), 3.00%, 7/1/2012	5,358,410
10,600,000	Utah State, UT GO Bonds (Series 2003A), 5.00%, 7/1/2012	10,730,168
	TOTAL	33,156,752
	Virginia – 2.2%
2,100,000	Caroline County, VA IDA, Public Facility Lease Revenue BANs (Series 2011), 4.00%, 8/1/2016	2,121,357
4,800,000	Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,900,896
2,000,000	Charles City County, VA IDA, Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	2,000,000
2,540,000	Fairfax County, VA Sewer Revenue, Revenue Bonds (Series 2009), 5.00%, 7/15/2012	2,575,916
21,250,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 4/5/2012	21,249,787
8,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 1.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2014	8,027,920
Semi-Annual Shareholder Report

Principal Amount			Value
$5,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2014	5,123,750
4,935,000		Norfolk, VA, GO BANs (Series 2011A), 3.00%, 1/1/2014	4,968,509
615,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2015	690,159
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2016	2,285,540
2,335,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2017	2,704,023
6,580,000		Smyth County, VA, GO Literary Loan Anticipation Notes (Series 2011B), 3.00%, 5/1/2016	6,730,945
10,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	10,119,700
2,825,000		Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2006B), 5.00%, 8/1/2012	2,871,104
3,000,000		Virginia State Public School Authority, School Financing Bonds (Series 2009C), 4.00%, 8/1/2012	3,039,810
3,570,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,762,816
		TOTAL	83,172,232
		Washington – 1.0%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,289,314
12,500,000		Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	14,075,750
5,000,000	[5,6]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	5,028,200
7,500,000	[5,6]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	7,542,300
9,335,000		Washington State, Motor Vehicle Fuel Tax GO Bonds (Series 2010B), 5.00%, 8/1/2012	9,486,694
		TOTAL	38,422,258
		West Virginia – 1.5%
8,500,000		Mason County, WV, PCRBs (Series L), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2022	8,526,860
5,000,000		West Virginia EDA, PCR Refunding Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	5,228,300
Semi-Annual Shareholder Report

Principal Amount		Value
$10,000,000	West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	10,336,600
9,000,000	West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 8/1/2012	9,027,990
1,000,000	West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 3.00% (West Virginia University), 10/1/2012	1,013,660
845,000	West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2013	889,219
375,000	West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2015	414,858
800,000	West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2014	884,840
700,000	West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2015	798,483
21,225,000	West Virginia University Board of Governors, University Improvement Variable Rate Revenue Bonds (Series 2011C), 0.84% TOBs (West Virginia University), Mandatory Tender 10/1/2014	21,229,882
	TOTAL	58,350,692
	Wisconsin – 0.7%
12,000,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,803,280
500,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 2.50% (Gundersen Lutheran), 10/15/2013	510,220
760,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2014	828,058
4,000,000	Wisconsin State Petroleum Inspection Fee, Revenue Refunding Bonds (2009 Series 1), 5.00%, 7/1/2013	4,228,640
2,000,000	Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2013	2,081,240
2,420,000	Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,588,069
750,000	Wisconsin State Transportation, Revenue Bonds (Series 2009A), 4.00%, 7/1/2012	757,275
3,500,000	Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2014	3,835,440
	TOTAL	27,632,222
Semi-Annual Shareholder Report

Principal Amount		Value
	Wyoming – 0.1%
$4,200,000	Albany County, WY, PCRBs (Series 1985), 2.20% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2012	4,204,452
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $2,796,330,190)	2,814,117,082
	SHORT-TERM MUNICIPALS – 27.0%[7]
	Alabama – 0.4%
800,000	Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 1.63%, 4/5/2012	800,000
5,950,000	Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.26%, 4/5/2012	5,950,000
6,040,000	Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.87%, 4/5/2012	6,040,000
3,000,000	Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 1.50%, 4/5/2012	3,000,000
	TOTAL	15,790,000
	Arkansas – 0.4%
7,530,000	Pulaski County, AR Public Facilities Board, (Series 2002: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.18%, 4/5/2012	7,530,000
6,400,000	Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.18%, 4/5/2012	6,400,000
	TOTAL	13,930,000
	Colorado – 0.5%
20,350,000	Southglenn Metropolitan District, CO, (Series 2007) Weekly VRDNs (BNP Paribas SA LOC), 1.14%, 4/5/2012	20,350,000
	Delaware – 0.1%
5,300,000	Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.41%, 4/4/2012	5,300,000
	District of Columbia – 1.0%
28,200,000	District of Columbia Revenue, (Series 2007) Weekly VRDNs (Population Services International)/(SunTrust Bank LOC), 0.37%, 4/4/2012	28,200,000
10,000,000	District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.37%, 4/4/2012	10,000,000
	TOTAL	38,200,000
	Florida – 1.5%
9,515,000	Florida Housing Finance Corp., (Series 2007 C) Weekly VRDNs (Pinewood Pointe Apartments)/(Natixis LOC), 1.68%, 4/5/2012	9,515,000
Semi-Annual Shareholder Report

Principal Amount			Value
$22,135,000		Lakeland, FL, (Series 1999) Weekly VRDNs (Florida Southern College)/(SunTrust Bank LOC), 0.37%, 4/4/2012	22,135,000
9,925,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.37%, 4/4/2012	9,925,000
3,250,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.37%, 4/4/2012	3,250,000
14,350,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.37%, 4/4/2012	14,350,000
		TOTAL	59,175,000
		Georgia – 2.5%
14,600,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 0.54%, 4/2/2012	14,600,000
1,000,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.37%, 4/4/2012	1,000,000
12,655,000		Clayton County, GA Housing Authority, (Series 2000: Villages at Lake Ridge Apartments) Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 1.13%, 4/5/2012	12,655,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 1.18%, 4/5/2012	7,970,000
10,950,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 1.13%, 4/5/2012	10,950,000
14,405,000		DeKalb County, GA MFH Authority, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 1.08%, 4/5/2012	14,405,000
3,985,000		Fulton County, GA IDA, (Series 2005) Weekly VRDNs (Phoenix Stamping Group LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.39%, 4/5/2012	3,985,000
15,930,000	[5,6]	Metropolitan Atlanta Rapid Transit Authority, GA, P-FLOATS (Series PT-4042) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.74%, 4/5/2012	15,930,000
12,900,000		Walker, Dade & Catoosa Counties, GA Hospital Authority, (Series 2008) Weekly VRDNs (Hutcheson Medical Center, Inc.)/(Regions Bank, Alabama LOC), 0.87%, 4/5/2012	12,900,000
		TOTAL	94,395,000
		Kentucky – 0.4%
15,000,000		Allen County, KY, (Series 2005) Weekly VRDNs (Project C.A.M.P.)/(SunTrust Bank LOC), 0.37%, 4/4/2012	15,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Louisiana – 2.2%
$17,000,000		Ascension Parish, LA IDB, (Series 2011) Weekly VRDNs (Impala Warehousing LLC)/(Natixis LOC), 1.07%, 4/5/2012	17,000,000
9,075,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 0.87%, 4/5/2012	9,075,000
38,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 1.56%, 4/5/2012	38,500,000
19,950,000		St. Tammany Parish Development District, LA, (Series 2008) Weekly VRDNs (Rooms to Go St. Tammany LLC)/(SunTrust Bank LOC), 0.370%, 4/4/2012	19,950,000
		TOTAL	84,525,000
		Maine – 0.5%
18,500,000		Maine State Housing Authority, (Series 2008H) Daily VRDNs (KBC Bank N.V. LIQ), 0.40%, 4/2/2012	18,500,000
		Massachusetts – 0.4%
14,910,000	[5,6]	Commonwealth of Massachusetts, DCL Floater Certificates (Series 2008-042) Daily VRDNs (Dexia Credit Local LIQ), 0.35%, 4/2/2012	14,910,000
		Michigan – 0.2%
7,410,000		Iron County, MI EDC, (Series 2008) Weekly VRDNs (Pine River Hardwoods, LLC)/(BMO Harris Bank, N.A. LOC), 0.69%, 4/5/2012	7,410,000
		Mississippi – 0.5%
14,230,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.87%, 4/5/2012	14,230,000
4,835,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.97%, 4/5/2012	4,835,000
		TOTAL	19,065,000
		Multi State – 0.3%
13,215,000	[5,6]	ROCs Pooled Trust (Multistate AMT) Series 13001CE, ROCs (Series 13001CE) Weekly VRDNs (Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 1.50%, 4/5/2012	13,215,000
		Nevada – 1.8%
30,200,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.80%, 4/4/2012	30,200,000
25,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.70%, 4/4/2012	25,000,000
15,100,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-3) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.80%, 4/4/2012	15,100,000
		TOTAL	70,300,000
Semi-Annual Shareholder Report

Principal Amount			Value
		New Hampshire – 0.2%
$8,670,000		New Hampshire Health and Education Facilities Authority, (Series 2007) Weekly VRDNs (New London Hospital)/(Banco Santander, S.A. LOC), 0.70%, 4/5/2012	8,670,000
		New Jersey – 0.5%
3,040,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 1.12%, 4/5/2012	3,040,000
8,460,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 1.00%, 4/6/2012	8,460,000
8,460,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 1.00%, 4/6/2012	8,460,000
		TOTAL	19,960,000
		New York – 2.3%
18,820,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Dexia Credit Local LIQ), 0.30%, 4/2/2012	18,820,000
8,200,000		New York City, NY TFA, New York City Recovery Bonds (2003 Series 3-D) Weekly VRDNs (Dexia Credit Local LIQ), 0.40%, 4/4/2012	8,200,000
10,000,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.40%, 4/5/2012	10,000,000
40,000,000		New York City, NY, (Fiscal 2008 Subseries J-7) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.70%, 4/5/2012	40,000,000
9,285,000		New York City, NY, (Series 2008J-8) Daily VRDNs (Landesbank Baden-Wurttemberg LOC), 0.31%, 4/2/2012	9,285,000
		TOTAL	86,305,000
		North Carolina – 0.4%
14,120,000	[5,6]	North Carolina Eastern Municipal Power Agency, P-FLOATS (Series PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.99%, 4/5/2012	14,120,000
		Ohio – 2.9%
25,900,000		Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.25%, 4/4/2012	25,900,000
71,370,000		Ohio HFA, Mortgage-Backed Securities Program (Series 2010B) Weekly VRDNs (GNMA COL)/(KBC Bank N.V. LIQ), 0.55%, 4/4/2012	71,370,000
14,575,000		Ohio HFA, Mortgage-Backed Securities Program (Series 2010C) Weekly VRDNs (GNMA COL)/(KBC Bank N.V. LIQ), 0.55%, 4/4/2012	14,575,000
		TOTAL	111,845,000
		Oregon – 0.2%
7,220,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (KBC Bank N.V. LIQ), 0.80%, 4/5/2012	7,220,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Pennsylvania – 1.1%
$42,895,000	[5,6]	Philadelphia, PA School District, PUTTERs (Series 3933) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.35%, 4/2/2012	42,895,000
		South Carolina – 0.2%
6,950,000		South Carolina Jobs-EDA, (Series 2005) Weekly VRDNs (Vista Hotels Partners, LLC)/(SunTrust Bank LOC), 0.41%, 4/4/2012	6,950,000
		Tennessee – 2.0%
4,470,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.55%, 4/2/2012	4,470,000
3,200,000		Dickson County, TN IDB, (Series 1997) Weekly VRDNs (Jackson Foundation)/(SunTrust Bank LOC), 0.37%, 4/4/2012	3,200,000
1,700,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 1.28%, 4/5/2012	1,700,000
9,215,000		McMinn County, TN IDB, (Series 2006) Weekly VRDNs (Tennessee Wesleyan College)/(Regions Bank, Alabama LOC), 0.87%, 4/5/2012	9,215,000
3,515,000		Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 0.41%, 4/4/2012	3,515,000
2,060,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-4) Daily VRDNs (Sevier County, TN)/(KBC Bank N.V. LOC), 0.55%, 4/2/2012	2,060,000
4,940,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-5) Daily VRDNs (Bradley County, TN)/(KBC Bank N.V. LOC), 0.55%, 4/2/2012	4,940,000
5,500,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 0.37%, 4/4/2012	5,500,000
40,000,000	[5,6]	Tennergy Corp., TN Gas Revenue, PUTTERs (Series 1258Q) Weekly VRDNs (Tennergy Corp., TN)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase & Co. LOC), 0.35%, 4/5/2012	40,000,000
		TOTAL	74,600,000
		Texas – 2.1%
25,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Compass Bank, Birmingham LOC), 0.43%, 4/2/2012	25,000,000
56,400,000		Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.58%, 4/2/2012	56,400,000
		TOTAL	81,400,000
		Virginia – 1.6%
16,000,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.37%, 4/4/2012	16,000,000
43,850,000		Alexandria, VA IDA, (Series 2008B) Weekly VRDNs (American Society of Clinical Oncology, Inc.)/(SunTrust Bank LOC), 0.43%, 4/5/2012	43,850,000
		TOTAL	59,850,000
Semi-Annual Shareholder Report

Principal Amount		Value
	Wisconsin – 0.8%
$5,500,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.60%, 4/5/2012	5,500,000
25,000,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.25%, 4/5/2012	25,000,000
	TOTAL	30,500,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,034,380,000)	1,034,380,000
	TOTAL MUNICIPAL INVESTMENTS — 100.5% (IDENTIFIED COST $3,830,710,190)[8]	3,848,497,082
	OTHER ASSETS AND LIABILITIES - NET — (0.5)%[9]	(19,973,341)
	TOTAL NET ASSETS — 100%	$3,828,523,741

Securities that are subject to the federal alternative minimum tax (AMT) represent 11.5% of the portfolio as calculated based upon total market value.

1	Non-income producing security.
2	Floating rate note with current rate shown.
3	Security in default.
4	Principal amount and interest were not paid upon final maturity.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $153,640,500, which represented 4.0% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2012, these liquid restricted securities amounted to $153,640,500, which represented 4.0% of total net assets.
7	Current rate and next reset date shown for Variable Rate Demand Notes.
8	At March 31, 2012, the cost of investments for federal tax purposes amounts to $3,830,026,208.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

As of March 31, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARS	— Auction Rate Securities
BANs	— Bond Anticipation Notes
CCD	— Community College District
COL	— Collateralized
COP	— Certificate of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FGIC	— Financial Guaranty Insurance Company
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
P-FLOATS	— Puttable Floating Option Tax-Exempt Receipts
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Note
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
SIFMA	— Securities Industry and Financial Markets Association
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,
		2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$10.05	$10.04	$10.02	$9.92	$10.02	$10.05
Income From Investment Operations:
Net investment income	0.04	0.10	0.06	0.21	0.33	0.33
Net realized and unrealized gain (loss) on investments	(0.02)	0.01	0.02	0.10	(0.11)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.11	0.08	0.31	0.22	0.30
Less Distributions:
Distributions from net investment income	(0.03)	(0.10)	(0.06)	(0.21)	(0.32)	(0.33)
Net Asset Value, End of Period	$10.04	$10.05	$10.04	$10.02	$9.92	$10.02
Total Return[2]	0.24%	1.06%	0.81%	3.21%	2.27%	3.01%
Ratios to Average Net Assets:
Net expenses	0.80%[3]	0.80%	0.80%	0.80%[4]	0.80%[4]	0.80%
Net investment income	0.70%[3]	0.95%	0.61%	1.77%	3.12%	3.26%
Expense waiver/reimbursement[5]	0.42%[3]	0.41%	0.42%	0.44%	0.45%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,197,038	$1,797,275	$1,982,542	$2,543,523	$566,536	$67,502
Portfolio turnover	27%	92%	37%	44%	123%	52%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80% and 0.80% for the years ended September 30, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,
		2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$10.05	$10.04	$10.02	$9.92	$10.02	$10.05
Income From Investment Operations:
Net investment income	0.06	0.14	0.11	0.26	0.37	0.37
Net realized and unrealized gain (loss) on investments	(0.01)	0.01	0.02	0.10	(0.10)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.15	0.13	0.36	0.27	0.34
Less Distributions:
Distributions from net investment income	(0.06)	(0.14)	(0.11)	(0.26)	(0.37)	(0.37)
Net Asset Value, End of Period	$10.04	$10.05	$10.04	$10.02	$9.92	$10.02
Total Return[2]	0.47%	1.51%	1.26%	3.67%	2.73%	3.47%
Ratios to Average[cyag:bx] Net Assets:
Net expenses	0.35%[3]	0.35%	0.35%	0.35%[4]	0.35%[4]	0.35%
Net investment income	1.15%[3]	1.40%	1.06%	2.25%	3.64%	3.71%
Expense waiver/reimbursement[5]	0.37%[3]	0.36%	0.37%	0.39%	0.40%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,631,486	$1,245,370	$1,195,878	$875,235	$194,720	$144,092
Portfolio turnover	27%	92%	37%	44%	123%	52%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.35% and 0.35% for the years ended September 30, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2012 (unaudited)

Assets:
Total investments in securities, at value (identified cost $3,830,710,190)		$3,848,497,082
Cash		151,740
Receivable for investments sold		48,793,106
Receivable for shares sold		20,158,737
Income receivable		19,163,882
Prepaid expenses		143,617
TOTAL ASSETS		3,936,908,164
Liabilities:
Payable for investments purchased	$86,720,000
Payable for shares redeemed	20,255,647
Income distribution payable	532,863
Payable for shareholder services fee (Note 5)	507,872
Payable for distribution services fee (Note 5)	368,041
TOTAL LIABILITIES		108,384,423
Net assets for 381,186,715 shares outstanding		$3,828,523,741
Net Assets Consist of:
Paid-in capital		$3,815,400,164
Net unrealized appreciation of investments		17,786,892
Accumulated net realized loss on investments		(5,168,949)
Undistributed net investment income		505,634
TOTAL NET ASSETS		$3,828,523,741
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,197,038,216÷ 218,749,314 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$10.04
Offering price per share (100/98.00 of $10.04)		$10.24
Redemption proceeds per share		$10.04
Institutional Shares:
Net asset value per share ($1,631,485,525÷ 162,437,401 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$10.04
Offering price per share		$10.04
Redemption proceeds per share		$10.04

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended March 31, 2012 (unaudited)

Investment Income:
Interest			$25,816,518
Expenses:
Investment adviser fee (Note 5)		$10,283,943
Administrative fee (Note 5)		1,336,830
Custodian fees		67,134
Transfer and dividend disbursing agent fees and expenses		192,073
Directors'/Trustees' fees		10,538
Auditing fees		14,247
Legal fees		4,058
Portfolio accounting fees		153,724
Distribution services fee (Note 5)		2,501,325
Shareholder services fee (Note 5)		2,491,519
Account administration fee (Note 2)		1,241
Share registration costs		170,638
Printing and postage		24,028
Insurance premiums		4,388
Taxes		118,638
Miscellaneous		9,251
TOTAL EXPENSES		17,383,575
Waivers (Note 5):
Waiver of investment adviser fee	$(6,274,060)
Waiver of administrative fee	(32,484)
Waiver of distribution services fee	(491,699)
TOTAL WAIVERS		(6,798,243)
Net expenses			10,585,332
Net investment income			15,231,186
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(1,308)
Net change in unrealized appreciation of investments			(2,183,370)
Net realized and unrealized loss on investments			(2,184,678)
Change in net assets resulting from operations			$13,046,508

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2012	Year Ended 9/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,231,186	$33,067,597
Net realized gain (loss) on investments	(1,308)	88,595
Net change in unrealized appreciation/depreciation of investments	(2,183,370)	(332,030)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,046,508	32,824,162
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,726,337)	(16,763,000)
Institutional Shares	(8,002,060)	(16,217,673)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,728,397)	(32,980,673)
Share Transactions:
Proceeds from sale of shares	1,974,872,746	2,756,617,733
Net asset value of shares issued to shareholders in payment of distributions declared	10,678,815	22,746,151
Cost of shares redeemed	(1,197,990,773)	(2,914,982,736)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	787,560,788	(135,618,852)
Change in net assets	785,878,899	(135,775,363)
Net Assets:
Beginning of period	3,042,644,842	3,178,420,205
End of period (including undistributed net investment income of $505,634 and $2,845, respectively)	$3,828,523,741	$3,042,644,842

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

March 31, 2012 (unaudited)

1. Organization

Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Institutional Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. For the six months ended March 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$1,241

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Semi-Annual Shareholder Report

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Capital Stock

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	109,122,361	$1,096,110,976	143,913,183	$1,443,617,031
Shares issued to shareholders in payment of distributions declared	620,282	6,229,015	1,499,307	15,036,578
Shares redeemed	(69,840,814)	(701,568,312)	(163,939,435)	(1,643,735,508)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	39,901,829	$400,771,679	(18,526,945)	$(185,081,899)
	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	87,486,669	$878,761,770	130,889,300	$1,313,000,702
Shares issued to shareholders in payment of distributions declared	443,056	4,449,800	768,733	7,709,573
Shares redeemed	(49,420,859)	(496,422,461)	(126,787,408)	(1,271,247,228)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	38,508,866	$386,789,109	4,870,625	$49,463,047
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	78,410,695	$787,560,788	(13,656,320)	$(135,618,852)
Semi-Annual Shareholder Report

4. Federal Tax Information

At March 31, 2012, the cost of investments for federal tax purposes was $3,830,026,208. The net unrealized appreciation of investments for federal tax purposes was $18,470,874. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,117,541 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,646,667.

At September 30, 2011, the Fund had a capital loss carryforward of $5,258,147 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2012	$59,924	N/A	$59,924
2013	$884,421	N/A	$884,421
2014	$978,739	N/A	$978,739
2015	$631,311	N/A	$631,311
2016	$148,172	N/A	$148,172
2017	$1,306,058	N/A	$1,306,058
2018	$1,242,780	N/A	$1,242,780
2019	$6,742	N/A	$6,742

5. Investment Adviser Fee and Other Transactions WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, the Adviser voluntarily waived $6,274,060 of its fee.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $32,484 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, distribution service fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$2,501,325	$(491,699)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2012, FSC retained $1,020,565 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2012, FSC retained $169 of CDSC related to redemptions of Class A Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$2,491,519

For the six months ended March 31, 2012, FSSC received $2,156 of fees paid by the Fund.

Interfund Transactions

During the six months ended March 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $421,300,000 and $987,970,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.80% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2012, were as follows:

Purchases	$730,367,725
Sales	$483,747,835

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2012, there were no outstanding loans. During the six months ended March 31, 2012, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2012, there were no outstanding loans. During the six months ended March 31, 2012, the program was not utilized.

9. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,002.40	$4.00
Institutional Shares	$1,000	$1,004.70	$1.75

Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.00	$4.04
Institutional Shares	$1,000	$1,023.25	$1.77
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.80%
Institutional Shares	0.35%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

Federated municipal ultrashort fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative Semi-Annual Shareholder Report services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Municipal Ultrashort Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31417P866
CUSIP 31417P858

28391 (5/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date May 21, 2012